Shareholder Report, Holdings (Details) - North Shore Equity Rotation ETF	Sep. 30, 2024
Technology Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Financial Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Health Care Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Communication [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%